Prepayments and other current assets	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets
8.	Prepayments and other current assets
The prepayments and other current assets consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Prepayments for purchases of products (a)	52,348	24,216
Vendor rebate receivables (b)	24,462	16,160
Value-added tax (“VAT”) deductible (c)	18,864	10,512
Loan receivables (d)	3,845	9,886
Sales return assets	1,264	2,835
Deposits	1,312	999
Others	14,643	14,751

Total	116,738	79,359

(a) Prepayments for purchases of products represent cash prepaid to the Company’s third-party brand partners for the procurement of products.
(b) Vendor rebate receivables represent the rebates to be received by the Company from its suppliers after certain levels of purchases are achieved.
(c) VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
(d) The balance represents loan receivables due from certain third-party companies and individuals. From July 2020 to March 2023, the Company entered into several loan agreements with aggregate principal amount of RMB11.0 million. The maturity dates of these loans are from October 2023 to March 2024. The interest rates ranged from 0% to 4% per annum. As of March 31, 2022 and 2023, the balances of loan receivables were RMB3.8 million and RMB9.9 million, respectively.